Components of Net Deferred Income Tax (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor
Deferred income tax assets:
Deferred compensation	$ 4.4	$ 4.4	$ 3.9
Stock-based compensation	0.3	0.3	2.4
Employee benefits	6.3	6.3	5.7
Legal reserves and settlements	1.9	1.9	1.7
Hedge investments	2.2	2.2
Financing related costs	46.4	46.4
Loss and credit carryforwards	71.0	51.3	30.5
Other	6.3	2.8	2.8
Gross deferred income tax assets	138.8	115.6	47.0
Valuation allowance	(27.2)	(27.2)	(16.9)
Total deferred income tax assets, net	111.6	88.4	30.1
Deferred income tax liabilities:
Depreciation and amortization	(662.1)	(662.1)	(52.4)
Investments in affiliated companies	(17.1)	(17.1)
Taxes on undistributed foreign earnings	(49.7)	(32.2)	(4.8)
Other	(3.9)	(3.9)	(4.1)
Total deferred income tax liability	(732.8)	(715.3)	(61.3)
Net deferred income tax liability	$ (621.2)	$ (626.9)	$ (31.2)